UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22461

Morgan Creek Global Equity Long/Short Institutional Fund

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

(Address of principal executive offices)                                  (Zip Code)

Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant’s Telephone Number, including area code (919) 933-4004

Date of fiscal year end:  March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Creek Global Equity Long/Short Institutional Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited)

June 30, 2015
(in U.S. dollars)

						Next
			Percent			Available
			of Net			Redemption
Investments	Cost	Fair Value	Assets	Domicile	Liquidity[1,2]	Date[3]
Investments in Portfolio Funds
Asia
Glade Brook Private Investors, LLC
17 shares – Series B	$16,716	$1,343	0.00%	Cayman Islands	1 Year	N/A
Glade Brook Private Investors, LLC
10 shares – Series C	10,434	2,745	0.00	Cayman Islands	1 Year	N/A
Indus Japan Fund, Ltd.
4,634 shares – Class A	4,500,000	5,326,813	5.12	Cayman Islands	Quarterly	9/30/2015
New Horizon Opportunities Fund
5,000 shares – Class B	500,000	469,846	0.45	Mauritius	Annually	3/31/2016
Private Investors II, LLC
1,500 shares	1,500,000	2,223,524	2.14	United States	0-5 Years	N/A
SR Global Fund Inc. – Japan Portfolio
26,482 shares – Class H	3,578,430	4,513,509	4.34	Cayman Islands	Monthly	7/31/2015
Teng Yue Partners Offshore Fund, L.P.
4,187 shares	4,750,000	10,113,068	9.71	Cayman Islands	Quarterly	9/30/2015
Tybourne Equity (Offshore) Fund
2,214 shares – Series A	2,213,800	2,999,187	2.88	Cayman Islands	Quarterly	9/30/2015
Total Asia	17,069,380	25,650,035	24.64

Energy & Natural Resources
Marianas Fund Ltd.
2,906 shares – Class A	3,000,000	3,244,942	3.12	Cayman Islands	Quarterly	9/30/2015
Total Energy & Natural Resources	3,000,000	3,244,942	3.12

Financials
Samlyn Offshore, Ltd.
47 shares – Class S	47,184	47,184	0.05	Cayman Islands	0-5 Years	N/A
Total Financials	47,184	47,184	0.05

Global Long/Short
Espalier Global Offshore Fund, Ltd.
4,000 shares – Class A	4,000,000	3,594,572	3.45	Cayman Islands	Quarterly	9/30/2015
Falcon Edge Global Ltd.
350 shares – Class B	350,460	320,293	0.31	Cayman Islands	Quarterly	9/30/2015
Falcon Edge Global Ltd.
3,357 shares – Class C	3,359,445	4,366,915	4.19	Cayman Islands	Quarterly	9/30/2015
Horseman Global Fund Ltd.
9,136 shares – Class B	2,500,000	2,653,099	2.55	Cayman Islands	Quarterly	9/30/2015

Morgan Creek Global Equity Long/Short Institutional Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited)

June 30, 2015
(in U.S. dollars)

						Next
			Percent			Available
			of Net			Redemption
Investments	Cost	Fair Value	Assets	Domicile	Liquidity[1,2]	Date[3]
Global Long/Short (continued)
Hound Partners Offshore Fund, Ltd.
4,779 shares – Class A	$4,500,625	$6,729,717	6.46%	Cayman Islands	Quarterly	9/30/2015
Passport Long Short Fund, Ltd.
3,900 shares – Class B	3,900,000	4,071,865	3.91	British Virgin Islands	Monthly	7/31/2015
Viking Global Equities III, Ltd.
1,427 shares – Class L	2,490,334	4,417,739	4.24	Cayman Islands	Monthly	7/31/2015
Total Global Long/Short	21,100,864	26,154,200	25.11

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
1,447 shares – Series A	2,649,285	9,203,011	8.84	Cayman Islands	Quarterly	9/30/2015
Total Healthcare	2,649,285	9,203,011	8.84

Technology
ACM Opportunities, L.P.
1,750 shares – Class E	1,750,000	1,750,000	1.68	United States	0-5 Years	N/A
Light Street Xenon, Ltd.
1,966 shares – Class A	2,250,000	2,598,151	2.50	Cayman Islands	Quarterly	9/30/2015
Tiger Global, Ltd.
5,655 shares – Class C	2,751,312	4,785,392	4.60	Cayman Islands	Monthly	7/31/2015
Tiger Global, Ltd.
6,025 shares – Class E	1,397,382	2,430,485	2.33	Cayman Islands	Monthly	7/31/2015
Total Technology	8,148,694	11,564,028	11.11

Total Investments in Portfolio Funds	$52,015,407	$75,863,400	72.87%

Investments in Securities
Common Stocks
Global Opportunistic
Alibaba Group ADR
9,165 shares	$547,618	$754,005	0.72%	United States
Allergan PLC (f/k/a Actavis PLC)*
2,682 shares	757,788	813,880	0.78	United States
Asos PLC*
17,500 shares	895,518	1,067,451	1.03	United Kingdom

Morgan Creek Global Equity Long/Short Institutional Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited)

June 30, 2015
(in U.S. dollars)

			Percent
			of Net
Investments	Cost	Fair Value	Assets	Domicile
Common Stocks (continued)
Autohome, Inc.*
15,967 shares	$670,985	$806,972	0.78%	United States
Carter Holdings
7,525 shares	759,716	799,908	0.77	United States
Charter Communication, Inc.*
4,397 shares	650,508	752,986	0.72	United States
Cheniere Energy Inc.*
10,403 shares	768,236	720,512	0.69	United States
Colfax Corporation*
15,497 shares	838,261	715,187	0.69	United States
Flamel Technologies*
48,240 shares	629,698	1,022,206	0.98	United States
Fleetcor Technologies, Inc.*
5,200 shares	550,245	811,512	0.78	United States
Horizon Pharma, Inc*
27,397 shares	339,417	951,772	0.91	United States
Illumina Inc*
5,042 shares	994,751	1,100,971	1.06	United States
JD.com
23,354 shares	797,373	796,371	0.77	United States
Liberty Global PLC – Class A*
16,126 shares	706,342	816,459	0.78	United States
Mastercard, Inc. – Class A
8,606 shares	593,515	804,489	0.77	United States
Priceline Group, Inc.
654 shares	793,227	752,996	0.72	United States
Qihoo 360 Technology Co. Ltd*
13,830 shares	1,027,996	936,153	0.90	United States
Spirit AeroSystems Holdings, Inc. – Class A*
14,823 shares	615,636	816,896	0.78	United States
Tencent Holdings Limited
38,124 shares	789,357	764,386	0.73	United States
TransDigm Group, Inc.
3,500 shares	497,290	786,345	0.76	United States
Valeant Pharmaceuticals International, Inc. *
3,494 shares	374,507	776,192	0.75	United States
Vipshop Holdings Limited*
31,413 shares	654,709	698,939	0.67	United States
Total Common Stocks	15,252,693	18,266,588	17.54

Total Investments	$67,268,100	$94,129,988	90.41%

Morgan Creek Global Equity Long/Short Institutional Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited)

June 30, 2015
(in U.S. dollars)

			Percent
			of Net
Investments	Proceeds	Fair Value	Assets	Domicile
Securities Sold Short
Common Stocks
Global Opportunistic
Windstream Holdings, Inc.
87,489 shares	$(994,052)	$(558,180)	(0.54)%	United States
Total Common Stocks	(994,052)	(558,180)	(0.54)

Total Securities Sold Short	$(994,052)	$(558,180)	(0.54)%
Other Assets, less Liabilities		10,538,783	10.13
Total Net Assets		$104,110,591	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)
Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2015 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.

*	Non-income producing security.
ADR – American Depositary Receipt

Notes to Schedule of Investments

Valuation of Portfolio Funds and Securities

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) is structured as a fund-of-funds and its investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively “the “Portfolio Funds”) and common stocks (“Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term horizon. The Fund carries its investments in Portfolio Funds at fair value in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The net asset value (“NAV”) of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by Morgan Creek Capital Management, LLC (the “Advisor”). The Fund’s NAV is calculated by State Street Bank & Trust Company in its capacity as the Fund’s administrator (the “Administrator” or “State Street”).

The Fund’s Board of Trustees (the “Board”) has ultimate responsibility for valuation but has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for monitoring the Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board supervision), making recommendations to the Board on valuation-related matters and ensuring the implementation of the valuation procedures used by the Fund to value securities, including the fair value of the Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less than frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Fund are valued as follows:

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820) - Investments in Certain Entities That Calculate Net Assets Value per Share (or Its Equivalent) (“ASU 2009-12”). If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering and governing documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the Managers of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund subject to the approval of the Board and pursuant to procedures adopted by the Board and subject to the Board’s supervision. The Advisor values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Fund been available.

Investments in publicly traded securities held by the Fund are valued as follows:

The Fund values investments in publicly traded securities, including common stocks that are listed on a national securities exchange at their closing price on the last business day of the period.

Fair Value of Financial Instruments

In accordance with ASC 820, the Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs including fair value of investments with the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date; and

Level 3 - Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Portfolio Fund’s or Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Portfolio Funds within the hierarchy is based upon the redemption terms of the Portfolio Funds and does not necessarily correspond to the Advisor’s perceived risk of the Portfolio Funds.

All of the Fund’s investments in Portfolio Funds have been classified within level 2 or level 3. All of the Fund’s investments in Securities have been classified within level 1 and Securities Sold Short have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds such as the Portfolio Funds are generally funds whose shares are issued pursuant to an exemption from registration under the 1940 Act or are issued offshore that typically offer subscription and redemption options to investors. The frequency of such subscriptions or redemptions is dictated by such fund’s governing documents. The amount of liquidity provided to investors in a particular Portfolio Fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds vary based on various factors and may include “gates,” “holdbacks” and “side pockets” imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments in Portfolio Funds and Securities carried at fair value:

	Assets at Fair Value as of June 30, 2015
	Level 1	Level 2	Level 3	Total
Investments
Portfolio Funds
Asia	$-	$4,513,509	$21,136,526	$25,650,035
Energy & Natural Resources	-	3,244,942	-	3,244,942
Financials	-	-	47,184	47,184
Global Long/Short	-	10,319,536	15,834,664	26,154,200
Healthcare	-	9,203,011	-	9,203,011
Technology	-	2,598,151	8,965,877	11,564,028
Securities
Common Stocks – Global Opportunistic	18,266,588	-	-	18,266,588
Total Investments	$18,266,588	$29,879,149	$45,984,251	$94,129,988

	Liabilities at Fair Value as of June 30, 2015
	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks – Global Opportunistic	$(558,180)	$-	$-	$(558,180)
Total Securities Sold Short	$(558,180)	$-	$-	$(558,180)

The following is a reconciliation of investments in Portfolio Funds for which significant unobservable inputs (level 3) were used in determining fair value:

	Asia	Financials	Global Long/Short	Technology	Total
Balance as of April 1, 2015	$19,146,477	$47,184	$14,888,453	$8,519,542	$42,601,656
Purchases	500,000	-	2,000,000	-	2,500,000
Sales	-	-	(1,328,176)	-	(1,328,176)
Net realized gain (loss)	-	-	229,910	(49,429)	180,481
Net change in unrealized appreciation	1,490,049	-	44,477	495,764	2,030,290
Transfers into level 3	-	-	-	-	-
Transfers out of level 3	-	-	-	-	-
Balance as of June 30, 2015	$21,136,526	$47,184	$15,834,664	$8,965,877	$45,984,251

Net change in unrealized
appreciation on level 3 investments in
Portfolio Funds still held as of
June 30, 2015	$1,490,049	$-	$44,477	$446,335	$1,980,861

There were no changes in valuation technique and no other transfers between the levels of the fair value hierarchy during the reporting period, except as noted above.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Global Equity Long/Short Institutional Fund

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman, President & Trustee

Date	August 26, 2015

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 26, 2015